Impairment test on Property, plant and equipment (Schedule of Amounts of Impairment Loss (Recognized) Reversed) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss reversed (recognized)	$ (13,332)	$ 0	$ (4,334)
Chile [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss reversed (recognized)	(13,332)	0	(17,641)
Brazil [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss reversed (recognized)	0		0
Argentina [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss reversed (recognized)	$ 0	$ 0	$ 13,307